RELATED PARTY BALANCES AND TRANSACTIONS (Details - Related party transactions) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Payments for rent	$ 0	$ 178,041
Porta Capital [Member]
Related Party Transaction [Line Items]
Other research and development expense	0	18,146
Payments for rent	0	57,461
Bru Haas [Member]
Related Party Transaction [Line Items]
Payments for rent	0	120,543
Other expenses	0	108,489
Clicque [Member]
Related Party Transaction [Line Items]
Payments for rent	0	37
Ganesha [Member]
Related Party Transaction [Line Items]
Director fees	$ 0	$ 6,858